Debt and Capital	6 Months Ended
Jun. 30, 2024
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Debt and Capital
C. Debt and capital
C.1 Contributed equity
Issued and fully paid shares

	Number of shares	US$m
Half-year ended 30 June 2024
Opening balance	1,898,749,771	29,001

Amounts as at 30 June 2024	1,898,749,771	29,001

Year ended 31 December 2023
Opening balance	1,898,749,771	29,001

Amounts as at 31 December 2023	1,898,749,771	29,001

All shares are a single class with equal rights to dividends, capital distributions and voting. The Company does not have authorised capital nor par value in respect of its issued shares.
Reserved shares
Reserved shares are the Group’s own equity instruments, which are used in employee share-based payment arrangements or the Dividend Reinvestment Plan (DRP). The DRP was suspended on 27 February 2023. These shares are deducted from equity.

	Number of shares	US$m
Half-year ended 30 June 2024
Opening balance	2,140,927	(49)
Purchases during the period	1,262,082	(25)
Vested/allocated during the period	(424,959)	9

Amounts as at 30 June 2024	2,978,050	(65)

Year ended 31 December 2023
Opening balance	1,873,777	(38)
Purchases during the year	2,332,121	(57)
Vested/allocated during the year	(2,064,971)	46

Amounts as at 31 December 2023	2,140,927	(49)

C.2 Interest-bearing liabilities and financing facilities
During the period, the Group completed the drawdown of $500 million from bilateral loan facilities. In addition, the Group entered into the following facilities during the period:

•
$1,000 million loan facility with Japan Bank for International Cooperation (JBIC) with a term of 10 years.
Interest is based on daily Secured Overnight Financing Rate (SOFR) plus margin. This facility was fully drawn subsequent to the period on 22 July 2024.

•	$450 million syndicated term loan facility with a tenor of 10 years. Interest is based on daily SOFR plus credit adjustment spread (CAS) and margin. This facility was fully drawn in June 2024.
There were no other material changes to interest-bearing liabilities and financing facilities. As at 30 June 2024, the Group had $6,500 million (31 December 2023: $6,050 million) of available undrawn facilities. Subsequent to 30 June 2024, the Group cancelled $1,550 million of undrawn facilities.
For the year ended 31 December 2023, the Group repaid $201 million of the CHF Medium Term Note and $83 million of the JBIC facility which was settled in July 2023.
Fair value
The carrying amounts of interest-bearing liabilities approximate their fair values, with the exception of the Group’s unsecured bonds and the medium-term notes. The unsecured bonds have a carrying amount of $4,087 million (31 December 2023: $4,087 million) and a fair value of $3,958 million (31 December 2023: $3,936 million). The medium-term notes have a carrying amount of $200 million (31 December 2023: $200 million) and a fair value of $188 million (31 December 2023: $188 million). Fair value is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date and classified as Level 1 on the fair value hierarchy.